Concentrations	12 Months Ended
Dec. 31, 2024
Concentrations [Abstract]
CONCENTRATIONS

NOTE 19 – CONCENTRATIONS

Customer

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenue for the years ended December 31, 2024, 2023 and 2022.

Customer	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022
A	99.6%		*	%	* %
B	*	%	92.0%		* %
C	*	%	*	%	37.4%
E	*	%	*	%	25.6%
F	*	%	*	%	24.7%

*	Less than 10%